Plant and equipment - Aditional information (Details) ¥ in Millions, $ in Millions	1 Months Ended			3 Months Ended
	Feb. 29, 2020 CAD ($)	Jan. 31, 2019 CAD ($)	Sep. 29, 2017 USD ($)	Mar. 31, 2020 CAD ($)	Oct. 16, 2017 CNY (¥) shares	Oct. 16, 2017 CAD ($) shares	Sep. 29, 2017 CNY (¥)	Sep. 29, 2017 CAD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Lease derecognition		$ 144,514		$ 319,365
Lease termination	$ 161,565	$ 98,878
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Lease termination and derecognition				(463,879)
Amortization
Disclosure of detailed information about property, plant and equipment [line items]
Lease termination and derecognition				$ (260,443)
Manufacturing Agreement | Chongqing Zongshen Automobile Co., Ltd.
Disclosure of detailed information about property, plant and equipment [line items]
Description of manufacturing agreement			payable 50% when Zongshen commences manufacturing the tooling and molds, 40% when Zongshen completes manufacturing the tooling and molds, and 10% upon delivery to the Company of the first production vehicle. At March 31, 2020, the Company has completed the prototype tooling and molds with actual cost of CNY ¥10.1 million ($2 million), as assessed by the Company, the prototype tooling and molds can be adapted for use in mass production. The Company had paid 90% of prototype tooling and molds and 82% of the mass production tooling and molds. Depreciation on the production tooling and molds is charged on a per unit produced basis. No depreciation on the production tooling and molds is charged for year ended March 31, 2020 since no units had been produced using the production tooling and molds.
Manufacturing Agreement | Chongqing Zongshen Automobile Co., Ltd. | Prototype Tooling and Molds
Disclosure of detailed information about property, plant and equipment [line items]
Agreement estimated cost			$ 1.8				¥ 9.5
Manufacturing Agreement | Chongqing Zongshen Automobile Co., Ltd. | Mass Production Tooling and Molds
Disclosure of detailed information about property, plant and equipment [line items]
Agreement estimated cost							¥ 38.0	$ 7,500,000
Share Pledge Agreement | Chongqing Zongshen Automobile Co., Ltd. | Prototype Tooling and Molds
Disclosure of detailed information about property, plant and equipment [line items]
Agreement estimated cost					¥ 9.5	$ 1,800,000
Share pledge agreement common shares | shares					400,000	400,000